Derivative Financial Instruments (Effect of Derivative Instruments on Consolidated Statements of Operations) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Derivatives Not Designated as Hedging Instruments | Foreign Exchange Contract | Other Income (Expense)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives	¥ 19	¥ 96	¥ (96)